Trade and other payables	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Trade and other payables	9 Trade and other payables

	2025	2024
	US$M	US$M
Trade payables	5,082	5,338
Other payables	1,588	1,426

Total	6,670	6,764

Comprising:
Current	6,637	6,719
Non-current	33	45